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March 31, 2010

VIA EDGAR

Barbara C. Jacobs

Evan S. Jacobson

Maryse Mills-Apenteng

Division of Corporation Finance

Securities and Exchange Commission

100 F Street, N.E.

Mail Stop 4561

Washington, D.C. 20549

OUR FILE NUMBER 0642360-0004 WRITER’S DIRECT DIAL (650) 473-2613 WRITER’S E-MAIL ADDRESS psieben@omm.com
Re:	Overland Storage, Inc.

Amendment No. 1 to Preliminary Proxy Statement on Schedule 14A

Filed on March 30, 2010

File No. 000-22071

Ladies and Gentlemen:

On behalf of Overland Storage, Inc. (the “Company”), set forth below are the Company’s responses to your comment letter dated March 30, 2010 with respect to the above-referenced Amendment No. 1 to Preliminary Proxy Statement on Schedule 14A as filed with the Securities and Exchange Commission (the “Commission”) on March 30, 2010 (the “Preliminary Proxy Statement”).

For your convenience, the Company has reproduced the comments from the Commission’s staff (the “Staff”) in the order provided followed by the Company’s corresponding response.

All references in the Company’s responses to pages and captioned sections are to Amendment No. 2 to the Preliminary Proxy Statement on Schedule 14A as filed with the Commission on March 31, 2010 (the “Amended Proxy Statement”). Capitalized terms used in this letter and not otherwise defined herein have the meanings ascribed to them in the Amended Proxy Statement.

Barbara C. Jacobs, March 31, 2010 - Page 2

The Company responds to the Comment Letter as follows:

General

1.	We note that counsel provided the Tandy representations in response to our prior letter. Please note that the Tandy representations must come directly from the company. Please provide these representations from the company with your next response.

In response to the Staff’s comment, the Company has provided the requested representations in the certificate attached hereto as Exhibit A.

Proposal No. 1: Approval of the Issuance and Sale of Series A Preferred Stock and Warrants, Including the Shares of Common Stock Issuable Upon Conversion of the Series A Preferred Stock and Exercise of Warrants, page 6

Security Ownership of Certain Beneficial Owners and Management, page 4

2.	We note your response to prior comment 1 and your revisions to the beneficial ownership table reflecting the approval of Proposal 1 and the full exercise of warrants. It appears that the shares listed in the “Common Stock Assuming Approval of Proposal 1” column also assume the full exercise of warrants. Please revise footnote I to clearly describe what the amounts listed in this column include.

In response to the Staff’s comment, the Company has revised the disclosure in the footnotes on page 7 to clearly describe the amounts listed in each column.

Proposal 1: Approval of the Full Conversion of Our Outstanding Shares of Series A Preferred Stock Into 4,521,616 Shares of Common Stock and the Full Exercise of Outstanding Warrants Exercisable to Purchase Up to 6,373,266 Shares of Common Stock, page 7

3.	We note your disclosure regarding the dilutive impact of the PIPE on page 11. Please expand your discussion of Proposal 1 to provide more prominent and detailed disclosure regarding the dilutive impact that shareholder approval of Proposal 1 will have on common stock shareholders who owned common stock prior to the PIPE. For example, but without limitation, disclose the percentage of common shares that will be held by the Special Situations Funds specifically, and the PIPE investors in the aggregate. Although the preferred stockholders currently have the same voting rights as holders of your common stock (except with respect to Proposal 1), your discussion of the dilutive impact of the transaction should address the impact that the automatic conversion of the convertible preferred stock and the elimination of the blocker provisions will have on the ability of your pre-PIPE shareholders to influence significant corporate decisions, vote for directors, etc. In addition, please clarify whether the example on page 11 of the dilutive impact of the PIPE on a 10% shareholder reflects the impact of shareholder approval of Proposal 1 and the related removal of the blocker provisions.

Barbara C. Jacobs, March 31, 2010 - Page 3

In response to the Staff’s comment, the Company has revised the disclosure on page 11 to provide more prominent and detailed disclosure regarding the dilutive impact of the PIPE and approval of Proposal 1 on pre-PIPE shareholders. In addition, the Company has clarified that the example on page 11 of the dilutive impact of the PIPE on a 10% shareholder does not reflect the impact of shareholder approval of Proposal 1 and the related removal of the blocker provisions.

****

For the Staff’s convenience, we will arrange for you to receive separately a copy of the Amended Proxy Statement that is marked to show cumulative changes from the Preliminary Proxy Statement.

If you have any questions or wish to discuss any matters with respect to this letter or the Amended Proxy Statement, please do not hesitate to contact me by telephone at (650) 473-2613 or by email at psieben@omm.com. You can also contact Todd Hamblet by telephone at (415) 984-8823 or by email at thamblet@omm.com.

Sincerely,

/s/ O’Melveny & Myers LLP

Paul L. Sieben of

O’MELVENY & MYERS LLP

cc:	Mr. Eric L. Kelly

Mr. Kurt L. Kalbfleisch

(Overland Storage, Inc.)

Warrant T. Lazarow, Esq.

Martin Dunn, Esq.

Robert Plesnarski, Esq.

Todd A. Hamblet, Esp.

(O’Melveny & Myers LLP)

EXHIBIT A

Certificate of Overland Storage, Inc.

The undersigned, Eric L. Kelly, President and Chief Executive Officer of Overland Storage, Inc. (the “Company”), hereby represents to the staff (the “Staff”) of the U.S. Securities and Exchange Commission (the “Commission”) on behalf of the Company as follows:

•	the Company is responsible for the adequacy and accuracy of the disclosure in the filing;

•	the Staff comments or changes to disclosure in response to the Staff’s comments do not foreclose the Commission from taking any action with respect to the filing; and

•	the Company may not assert the Staff’s comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

In witness whereof, the undersigned has caused this Certificate of Overland Storage, Inc. to be signed on behalf of the Company on the 31st day of March, 2010.

Overland Storage, Inc.

By:	/s/ Eric L. Kelly
Name:	Eric L. Kelly
Title:	President and Chief Executive Officer